Notes on the consolidated statements of operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Line Items]
Revenue	€ 85,637	€ 73,491	€ 60,442
Direct marketing expenses	(53,469)	(48,370)	(42,589)
Contribution margin	32,168	25,121	17,853
Cost of revenue
Data center expenses	(1,964)	(726)	(626)
Credit card fees	(1,549)	(1,471)	(1,287)
Mobile application processing fees	(1,794)	(635)	(128)
Gross profit	26,861	22,289	15,812
Other income (Note 4.4)	54	126	309
Other operating expenses
Sales and marketing expenses (Note 4.5)	(5,540)	(3,919)	(3,036)
Customer service expenses	(3,971)	(2,791)	(2,357)
Technical operations and development expenses	(6,428)	(3,305)	(3,849)
General and administrative expenses (Note 4.8)	(16,091)	(9,727)	(5,951)
Operating profit	(5,115)	2,673	928
Interest income and similar income	239	157	30
Interest expense and similar charges	(782)	(425)	(103)
Net finance expenses	(543)	(268)	(73)
Loss before taxes	(5,658)	2,405	855
Income tax benefit(expense) (Note 4.12)	84	(1,082)	(445)
(Loss)/profit from continuing operations	(5,574)	1,323	410
North America
Disclosure Of Income Statement [Line Items]
Revenue	24,574	16,004	5,268
Direct marketing expenses	(17,980)	(15,059)	(8,355)
Contribution margin	6,594	945	(3,087)
International
Disclosure Of Income Statement [Line Items]
Revenue	61,063	57,487	55,174
Direct marketing expenses	(35,489)	(33,311)	(34,234)
Contribution margin	€ 25,574	€ 24,176	€ 20,940